Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Finance and insurance, net	$ 3,898	$ 3,117	$ 1,608
Lease income, net	490	533	142
Total Revenues	118,625	102,486	58,351
Cost of sales (exclusive of depreciation)	107,369	93,780	52,708
Gross Profit	11,256	8,706	5,643
Operating Expenses:
Selling, general and administrative	17,552	18,305	11,661
Depreciation expense	341	504	338
Management fee expense - related party	215	250	250
Total Operating Expenses	18,108	19,059	12,249
Loss from Operations	(6,852)	(10,353)	(6,606)
Interest Expense	518	651	466
Other Income (Expense), net
Management fee income - related party			127
Change in fair value of warrants liability	(14)	24	(2)
Change in fair value of redeemable convertible preferred stock tranche obligation	923	(1,396)	(272)
Other income (expense)	(81)	(291)	662
Total Other Income (Expense), net	828	(1,663)	515
Loss Before Income Tax Expense	(6,542)	(12,667)	(6,557)
Income Tax Expense	10	11	3
Net Loss	(6,552)	(12,678)	(6,560)
Redeemable convertible preferred stock dividends (undeclared and cumulative)	(1,884)	(1,579)	(1,014)
Net loss attributable to common stockholders	$ (8,436)	$ (14,257)	$ (7,574)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.27)	$ (3.84)	$ (2.04)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	3,716,526	3,716,526	3,716,526
Retail vehicle sales
Revenues:
Total Revenues	$ 104,253	$ 90,382	$ 53,448
Cost of sales (exclusive of depreciation)	96,983	84,534	48,523
Gross Profit	7,270	5,848	4,925
Wholesale vehicle sales
Revenues:
Total Revenues	9,984	8,454	3,153
Cost of sales (exclusive of depreciation)	10,386	9,246	4,185
Gross Profit	$ (402)	$ (792)	$ (1,032)